SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
                AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE SEPARATE ACCOUNT
     Polaris Select Investor Variable Annuity dated May 2, 2016

The following information is added to the table under STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX of the prospectus:

PROSPECTUS PROVISION          AVAILABILITY OR VARIATION                           ISSUE STATE
--------------------          ------------------------------------------          -----------
Optional Return of            If you elect the Optional Return of                 Maryland
Purchase Payment              Purchase Payment Death Benefit,
Death Benefit                 you cannot elect the C-Share Option.
--------------------          ------------------------------------------          -----------

Dated:  September 9, 2016

Please keep this Supplement with your Prospectus.